Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	$ 12,442	$ 13,001
Total Borrowings (including overdrafts), fair value	12,221	13,256
Listed bonds
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	8,137	8,607
Total Borrowings (including overdrafts), fair value	7,702	8,672
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	3,852	3,850
Total Borrowings (including overdrafts), fair value	4,103	4,090
Other
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	453	544
Total Borrowings (including overdrafts), fair value	$ 416	$ 494